OTHER LIABILITIES - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Deferred income	€ 335,524	€ 295,683
Maintenance and power warranty programs
Disaggregation of Revenue [Line Items]
Deferred income	300,599	€ 262,644
Maintenance and power warranty programs | 2025
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	71,000
Maintenance and power warranty programs | 2026
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	69,000
Maintenance and power warranty programs | 2027
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	52,000
Maintenance and power warranty programs | Later than four years
Disaggregation of Revenue [Line Items]
Expected amounts to be recognized in revenue	€ 109,000